CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands		Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Equity Attributable to Shareholders of SPI Energy Co.Ltd	Noncontrolling Interest	Total
Balances at Dec. 31, 2017		$ 1	$ 489,972	$ (557,844)	$ (33,874)	$ (101,745)	$ 4,101	$ (97,644)
Balances (in Shares) at Dec. 31, 2017	[1]	7,250,672
Net loss				(12,282)		(12,282)	23	(12,259)
Foreign currency translation losses					(1,241)	(1,241)	(140)	(1,381)
Redemption of convertible bond to ordinary shares								0
Disposition of SPI China (HK) Limited			107,867			107,867	7	107,874
Option granted in disposition			1,260			1,260		1,260
Forgiveness of receivable from SPI China (HK) Limited			(536)			(536)		(536)
Share-based compensation expense			2,756			2,756		2,756
Share-based compensation expense (shares)	[1]	663,460
Reverse stock split rounding shares
Reverse stock split rounding shares (in shares)	[1]	(7)
Balances at Dec. 31, 2018		$ 1	601,319	(570,126)	(35,115)	(3,921)	3,991	70
Balances (in Shares) at Dec. 31, 2018	[1]	7,914,125
Net loss				(15,258)		(15,258)	110	(15,148)
Foreign currency translation losses					(412)	(412)	(179)	(591)
Redemption of convertible bond to ordinary shares								0
Acquisition of noncontrolling interest			2,278			2,278	(1,213)	1,065
Forgiveness of payable to SPI China (HK) Limited			652			652		652
Issuance of ordinary shares			7,656			7,656		7,656
Issuance of ordinary shares (shares)	[1]	6,600,000
Exercise of share options			516			516		516
Exercise of share options (in Shares)	[1]	107,000
Share-based compensation expense			305			305		305
Balances at Dec. 31, 2019		$ 1	612,726	(585,384)	(35,527)	(8,184)	2,709	(5,475)
Balances (in Shares) at Dec. 31, 2019	[1]	14,621,125
Net loss				(6,515)		(6,515)	250	(6,265)
Foreign currency translation losses					2,580	2,580	(79)	2,501
Capital contributions from noncontroling interest							249	249
Issuance of ordinary shares in acquisition of Phoenix			9,033			9,033		9,033
Issuance of ordinary shares in acquisition of Phoenix (in Shares)	[1]	934,720
Issuance of ordinary shares in offering		$ 1	46,809			46,810		46,810
Issuance of ordinary shares in offering (in Shares)		6,459,000
Redemption of convertible bond to ordinary shares			443			443		443
Redemption of convertible bond to ordinary shares (in Shares)	[1]	216,344
Forgiveness of payable to SPI China (HK) Limited			378			378		378
Exercise of share options			397			397		397
Exercise of share options (in Shares)	[1]	109,500
Share-based compensation expense			315			315		315
Balances at Dec. 31, 2020		$ 2	$ 670,101	$ (591,899)	$ (32,947)	$ 45,257	$ 3,129	$ 48,386
Balances (in Shares) at Dec. 31, 2020	[1]	22,340,689

[1]	The shares are presented on a retroactive basis to reflect the Group's Reverse Stock Splits